Fair Value Measurements - Embedded Derivative Liability Valuation Assumptions (Details)	Jun. 30, 2024	Dec. 31, 2023	Dec. 11, 2023	Nov. 15, 2023
Price of Common Stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability	0.46	2.27	2.48	6.83
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability	0.40	0.40	0.40	0.30
Market Risk Spread
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability	0.1158	0.1237	0.1282	0.126
Expected Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability term	1 year 3 months	1 year 3 months	1 year 3 months 21 days	1 year 4 months 17 days